Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of subsidiaries and its subsidiary's VIE
Company	Date of establishment	Place of establishment	Percentage of legal ownership by Wah Fu	Principal activities
Subsidiaries:
Wah Fu Holding**	May 19, 2016	Hong Kong, PRC	100%	Holding Company
Distance Learning	December 23, 1999	Mainland, PRC	100%	Provider of online education services and technological development and operation services
Shanghai Xin Fu	July 20, 2015	Mainland, PRC	100%	Inactive
Shanghai Xia Shu	April 29, 2016	Mainland, PRC	100%	Inactive
Hunan Huafu	June 15, 2015	Mainland, PRC	75%	Provider of online education services
Nanjing Suyun	March 8, 2017	Mainland, PRC	70%	Provider of online education services
Huaxia MOOC	March 15, 2017	Mainland, PRC	51%	Provider of online education services
Guizhou Huafu	April 25, 2017	Mainland, PRC	51%	Provider of online education services
Fuzhou Huafu	May 21, 2018	Mainland, PRC	65%	Provider of online education services
Liaoning Huafu ***	June 26, 2018	Mainland, PRC	70%	Provider of online education services
Guangxi Huafu ****	August 14, 2019	Mainland, PRC	55%	Inactive
Huafu Silu*	September 18, 2018	Mainland, PRC	51%	Inactive
Guangzhou Huafu	October 21, 2019	Mainland, PRC	60%	Inactive
Sichuan Huafu	November 8, 2019	Mainland, PRC	70%	Inactive

Variable interest entity
Digital Information	September 14, 2000	Mainland, PRC	Nil	Provider of technological development and operation service and holder of Internet Content Provider (“ICP”) License

Schedule of consolidated balance sheets
	As of March 31, 2022	As of March 31, 2021
Current assets	$580,823	$267,727
Non-current assets	145,711	63,177
Total assets	726,534	330,904
Current liabilities	598,354	247,462
Intercompany payables*	3,513,846	3,394,741
Total liabilities	4,112,200	3,642,203
Net assets	$(3,385,666)	$(3,311,299)

Schedule of intercompany payables
	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Revenue*	$829,928	$514,888	$309,380
Net Income (loss)	$36,181	$(114,129)	$(1,247,053)

Schedule of intercompany sales
	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Net cash provided by operating activities*	$252,880	$92,187	$100,016
Net cash used in investing activities	-	(1,252)	(1,477)
Effect of exchange rate fluctuation on cash	11,562	15,091)	(4,103)
Net increase in cash	$264,442	$106,026	$94,436

Schedule of estimated useful lives of property and equipment
Estimated useful lives
Buildings	20 years
Electronic equipment	4 - 5 years
Office equipment and furniture	4 - 5 years
Motor vehicles	4 - 5 years
Software	5 years
Leasehold improvements	The shorter of the lease term and useful life

Schedule of summarizes disaggregated revenue
	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Services transferred at a point in time
Revenue from Online Education Services	$860,312	$584,138	$219,912
Revenue from Technological Development and Operation Services	117,311	77,486	91,757
Services transferred over time
Revenue from Online Education Services	10,308,860	7,674,311	5,150,788
Revenue from Technological Development and Operation Services	187,865	179,625	174,913
Total	$11,474,348	$8,515,561	$5,637,370

Schedule of deferred revenue
	As of	As of
	March 31, 2022	March 31, 2021
Beginning balance	$4,141,555	$1,524,918
Ending balance	3,980,132	4,141,555
Increase (decrease)	$(161,423)	$2,616,673